Related Parties	12 Months Ended
Jun. 30, 2023
Related Parties [Abstract]
Related parties
30.	Related parties

a) Related-party transactions

	Assets		Liabilities
	2023	2022	2023	2022
Compensation plans
Management	2,035	1,717	-	-
	2,035	1,717	-	-
Other
Cresca (a)	122	122	1,471	1,642
Cresud (b)	-	-	58	312
Hemir I	-	-	5,040	5,518
Amounts receivable/payable	-	-	-	-
	122	122	6,569	7,472
Total – Related parties	2,157	1,839	6,569	7,472

a)	Acquisition of biological assets and other fixed assets by Palmeiras, during the spin-off of Cresca.

b)	Expenses mainly refer to the implementation, development, and maintenance of systems.

c)	During the process of acquisition of the subsidiaries in Bolivia, the parties entered into an agreement to maintain the blocked contingency amount, aiming to protect the Company.

b) Management compensation

The expenses with Management compensation were recorded under “General and administrative expenses”, as follows:

	2023	2022
Board of directors and executive board compensation	10,665	4,208
Bonus	1,879	8,249
Overall compensation	12,544	12,457
Share grants	3,833	1,717
	16,377	14,174

On October 27, 2022, the overall compensation of the Company’s managers for the current year, in the amount of R$16,110, was approved at the Annual and Extraordinary Shareholders Meeting.